Related Party Transactions, Founder Shares (Details) - USD ($)			1 Months Ended	9 Months Ended
	Aug. 11, 2020	Apr. 02, 2020	Jul. 31, 2020	Dec. 31, 2020	Aug. 06, 2020
Private Placement [Abstract]
Gross proceeds from private placement				$ 4,990,000
Common Class A [Member]
Founder Shares [Abstract]
Common Stock, Par or Stated Value Per Share				$ 0.0001
Common Stock, Shares, Outstanding				1,425,327
Common Class B [Member]
Founder Shares [Abstract]
Common Stock, Par or Stated Value Per Share				$ 0.0001
Common Stock, Shares, Outstanding				3,737,500
Investor [Member] | Private Placement [Member]
Private Placement [Abstract]
Units Issued During Period, Shares, New Issues	499,000
Share price (in dollars per share)	$ 10.00
Gross proceeds from private placement	$ 5,000,000.0
Investor [Member] | Common Class A [Member]
Founder Shares [Abstract]
Number of trading days				20 days
Trading day threshold period				30 days
Investor [Member] | Common Class A [Member] | Minimum [Member]
Founder Shares [Abstract]
Share Price				$ 12.00
Threshold period after initial Business Combination				150 days
Investor [Member] | Common Class B [Member]
Founder Shares [Abstract]
Proceeds from Issuance of Common Stock		$ 25,000
Shares issued (in shares)		3,593,750
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares, Outstanding	487,500				3,737,500
Ownership interest, as converted percentage	20.00%
Period to not transfer, assign or sell Founder Shares				1 year
Investor [Member] | Common Class B [Member] | Maximum [Member]
Founder Shares [Abstract]
Shares subject to forfeiture (in shares)					487,500
Independent Director Nominees [Member]
Founder Shares [Abstract]
Shares issued (in shares)			90,000